Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
3
6
. Subsequent events
The Group has evaluated subsequent events through April
20
, 2023 which is the date the Consolidated Financial Statements were authorized for issuance, and identified the following events, all of which are non-adjusting
as defined in IAS 10:
On March 30, 2023, Jeanne Lanvin S.A. (“JLSA”) as the borrower, LGHL as the Guarantor, and Meritz as the Lender entered into a Facility Agreement and JLSA submitted a utilization request to Meritz, which provide for, among other things, the following transactions:

•	JLSA as the borrower borrows a facility in the amount of JPY3,714,401,030 (“Facility”) from Meritz to buy back the Lanvin trademarks owned by Itochu Corporation (“Itochu”);

•
In the Facility, JPY3,357,520,000 was transferred directly from Meritz to Itochu as the purchase price on March
 30,
2023 and received by Itochu on March
 31,
2023. JPY92,860,026 was deducted from the proceeds of the
u
tili
z
ation of the Facility as the upfront fee which was a sum equal to 2.5 percent of the Facility; JPY84,502,623 was deducted as the interest payable in respect of the first
i
nterest
p
eriod for the Facility, and JPY179,518,381 was credited to JLSA.

•
The interest rate on the loan for each interest period relating thereto is

9.10
percent per annum. The interest period for the Facility shall be three months and not extended beyond the termination date which is 3 years after the initial utilization date, i.e. March 30, 2023. The first interest period for the Facility shall start on the initial utilization date or in the case where the loan has already been made, each subsequent interest period shall start on the last day of the preceding interest period relating to that loan.

•	LGHL as the Guarantor irrevocably and unconditionally provides a guarantee for JLSA in favor of the Lender.